FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value by maturity schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ 1,994,382	R$ 26,954
1 - 2 years
Financial Instruments and Risks
Derivative fair value asset (liability), net	2,097,763	2,380,812
2 - 3 years
Financial Instruments and Risks
Derivative fair value asset (liability), net	233,073	297,156
3 - 4 years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(574,871)	(1,225,193)
More than 3 years
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ 238,417	R$ (1,425,821)